LOANS, Impaired loans (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Impaired loans [Abstract]
Unpaid contractual principal balance	$ 4,656		$ 4,656		$ 6,595	$ 9,010
Recorded investment with no allowance	2,867		2,867		4,589	5,186
Recorded investment with allowance	1,685		1,685		1,768	2,829
Related allowance	249		249		248	914
Average recorded investment	4,625	$ 3,979	5,158	$ 5,137	9,003	7,547
Interest income recognized	49	26	106	60	230	295
Commercial Real Estate [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	2,484		2,484		3,753	5,312
Recorded investment with no allowance	2,484		2,484		3,623	4,492
Recorded investment with allowance	0		0		0	152
Related allowance	0		0		0	35
Average recorded investment	2,514	2,973	2,851	4,088	4,991	4,664
Interest income recognized	21	23	7	49	102	170
Commercial Real Estate [Member] | Commercial ADC [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	4		4		4	2,920
Recorded investment with no allowance	4		4		4	2,253
Recorded investment with allowance	0		0		0	0
Related allowance	0		0		0	0
Average recorded investment	4	1,071	8	1,742	1,049	2,307
Interest income recognized	0	0	0	0	0	54
Commercial Real Estate [Member] | Farmland [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance						43
Recorded investment with no allowance						43
Recorded investment with allowance						0
Related allowance						0
Average recorded investment	0	114	0	40	32	19
Interest income recognized	0	0	0	0	0	1
Commercial Real Estate [Member] | Multifamily [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance						153
Recorded investment with no allowance						153
Recorded investment with allowance						0
Related allowance						0
Average recorded investment	0	1,683	82	153	163	119
Interest income recognized	21	20	0	0	0	1
Commercial Real Estate [Member] | Owner Occupied [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	2,474		2,474		3,721	2,159
Recorded investment with no allowance	2,474		2,474		3,591	2,006
Recorded investment with allowance	0		0		0	152
Related allowance	0		0		0	35
Average recorded investment	2,503	32	2,745	2,101	3,614	2,178
Interest income recognized	0	0	7	46	102	114
Commercial Real Estate [Member] | Non-Owner Occupied [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	6		6		28	37
Recorded investment with no allowance	6		6		28	37
Recorded investment with allowance	0		0		0	0
Related allowance	0		0		0	0
Average recorded investment	7	73	16	52	133	41
Interest income recognized	0	3	0	3	0	0
Commercial [Member]
Impaired loans [Abstract]
Average recorded investment			732	265
Interest income recognized			13	3
Commercial [Member] | Commercial and Industrial [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	685		685		766	2,243
Recorded investment with no allowance	0		0		25	130
Recorded investment with allowance	685		685		741	1,865
Related allowance	151		151		144	840
Average recorded investment	712	191			1,580	1,405
Interest income recognized	11	1			57	84
Residential Mortgage [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	1,349		1,349		1,924		$ 1,924
Recorded investment with no allowance	291		291		835		835
Recorded investment with allowance	998		998		1,026		1,026
Related allowance	96		96		103		103
Average recorded investment	1,299	694	1,472	594	2,288	1,179
Interest income recognized	16	1	73	5	67	23
Residential Mortgage [Member] | First Lien, Closed-End [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	921		921		1,040	1,117
Recorded investment with no allowance	74		74		165	226
Recorded investment with allowance	787		787		811	812
Related allowance	16		16		24	39
Average recorded investment	870	524	912	499	1,619	1,179
Interest income recognized	11	1	68	3	55	23
Residential Mortgage [Member] | Junior Lien, Closed-End [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	428		428		884		884
Recorded investment with no allowance	217		217		670		670
Recorded investment with allowance	211		211		215		215
Related allowance	80		80		79		79
Average recorded investment	429	170	560	95	669	0
Interest income recognized	5	0	5	2	12	0
Home Equity Lines [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	133		133		151	338	151
Recorded investment with no allowance	89		89		106	338	106
Recorded investment with allowance	0		0		0	0	0
Related allowance	0		0		0	0	0
Average recorded investment	95	118	99	186	143	260
Interest income recognized	1	1	2	3	4	18
Consumer - Other [Member]
Impaired loans [Abstract]
Unpaid contractual principal balance	5		5		1		1
Recorded investment with no allowance	3		3		0		0
Recorded investment with allowance	2		2		1		1
Related allowance	2		2		1		$ 1
Average recorded investment	5	3	4	4	1	39
Interest income recognized	$ 0	$ 0	$ 11	$ 0	$ 0	$ 0